Financial Assets - Summary of Financial Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Other equity instrument investments (FVOCI)	¥ 659	¥ 563
Other non-current financial assets (FVPL)	436	589
Non-tradable listed shares [Member]
Disclosure of financial assets [line items]
Other equity instrument investments (FVOCI)	659	523
Non listed shares [member]
Disclosure of financial assets [line items]
Other equity instrument investments (FVOCI)	0	40
Other non-current financial assets (FVPL)	28	27
Listed shares [member]
Disclosure of financial assets [line items]
Other non-current financial assets (FVPL)	21	68
Long-term receivables [member]
Disclosure of financial assets [line items]
Other non-current financial assets (amortized cost)	¥ 387	¥ 494